Consolidated Statements of Operations - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Revenues and other income
Revenue		€ 8,790	€ 11
Other income		3,398	3,417
Revenues and other income		12,188	3,428
Operating expenses and other operating income (expenses)
Research and development expenses		(17,599)	(23,079)
General and administrative expenses		(8,229)	(7,632)
Marketing and market access expenses		(460)	(783)
Reorganization and restructuring expenses		179	(1,786)
Other operating income (expenses)		(423)	301
Operating income (loss)		(14,344)	(29,551)
Financial income	[1]	6,182	40,822
Financial expenses		(2,197)	(5,107)
Financial profit (loss)		3,985	35,714
Net profit (loss) before tax		(10,359)	6,163
Income tax benefit (expense)		(40)	2,895
Net profit (loss)		(10,399)	9,058
Attributable to owners of the Company		(10,399)	9,058
Attributable to non-controlling interests		€ 0	€ 0
Basic and diluted earnings (loss) per share
Basic earnings (loss) per share (€/share)		€ (0.21)	€ 0.21
Diluted earnings (loss) per share (€/share)		€ (0.21)	€ 0.19

[1]

(1): Of which Financial income incurred by renegotiating the convertible bond debt OCEANE	—	—	35,578